Taxation (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Components of income taxes
Income taxes consist of the following:

	Year ended December 31,
(In millions of U.S. dollars)	2016	2015	2014
		Restated	Restated
Current tax expense:
Bermuda	—	—	—
Foreign	21.8	19.5	8.2
Deferred tax expense:
Bermuda	—	—	—
Foreign	(8.7)	15.5	12.3
Amortization of tax effect on internal sale of assets	9.1	9.1	9.1
Total provision	22.2	44.1	29.6

Effective tax rate	-73.5%	-347.2%	-10.8%

Income tax reconciliation
The income taxes for the years ended December 31, 2016, 2015 and 2014 differed from the amount computed by applying the Bermuda statutory income tax rate of 0% as follows:

	Year ended December 31,
(In millions of U.S. dollars)	2016	2015	2014
Income taxes at statutory rate	—	—	—
Effect of amortization of tax on internal sale of assets	9.1	9.1	9.1
Effect of unremitted earnings of subsidiaries	(3.5)	21.4	—
Effect of taxable income in various countries	16.6	13.6	20.5
Total	22.2	44.1	29.6

Net deferred tax assets (liabilities)
The net deferred tax assets (liabilities) consist of the following:

Deferred tax assets:

(In millions of U.S. dollars)	December 31, 2016	December 31, 2015
Pension	—	5.4
Loss carry forward	13.5	2.5
Gross deferred tax asset	13.5	7.9
Valuation allowance related to net operating losses carried forward	(13.5)	(0.4)
Net deferred tax asset	—	7.5

Deferred tax liability:

(In millions of U.S. dollars)	December 31, 2016	December 31, 2015
Long term maintenance	30.0	36.3
Unremitted Earnings of Subsidiaries	17.9	21.4
Other	0.5	—
Gross deferred tax liability	48.4	57.7

Net deferred tax liability	(48.4)	(50.2)

Reconciliation of uncertain tax positions
As of December 31, 2016, we had uncertain tax positions of $7.9 million, of which $1.2 million was included in other current liabilities and $6.7 million was included in other non-current liabilities. The changes to our uncertain tax positions were as follows:

	Year ended December 31,
(In millions of U.S. dollars)	2016	2015	2014
Balance beginning of period	—	—	—
Increases as a result of positions taken in prior periods	7.9	—	—
Increases as a result of positions taken during the current period	—	—	—
Decreases as a result of positions taken in prior periods	—	—	—
Decreases as a result of positions taken in the current period	—	—	—
Balance end of period	7.9	—	—

Schedule of earliest tax years that remain subject to examination
The following table summarizes the earliest tax years that remain subject to examination by the major taxable jurisdictions in which the Company operates:

Jurisdiction	Earliest Open Year
United Kingdom	2011
Norway	2013